Stock Awards (Details) - Summary of stock option and restricted stock transaction - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Stock Awards (Details) - Summary of stock option and restricted stock transaction [Line Items]
Balance at January 1, 2013	894,407	2,779	2,951
Shares Available for Grant, Granted	(499,000)	(320,970)	(1,887)
Shares Available for Grant, Vested
Shares Available for Grant, Forfeited		10,604	1,247
Shares Available for Grant, Canceled	1,000	1,994	468
Shares Available for Grant, Balance	434,000	894,407	2,779
2008 Plan Amendment [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transaction [Line Items]
2008 Plan Amendments		1,200,000
Employee Stock Option [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transaction [Line Items]
Balance at January 1, 2013	187,212	11,353	11,489
Balance at January 1, 2013 (in Dollars per share)	$ 27.35	$ 353.92	$ 416.70
Stock Options, Number of Options, Granted	361,000	178,490	1,887
Stock Options, Granted, Weighted Average Exercise Price (in Dollars per share)	$ 3.43	$ 8.79	$ 49.50
Stock Options, Number of Options, Vested	0
Stock Options, Vested, Weighted Average Exercise Price (in Dollars per share)	$ 0
Stock Options, Number of Options, Forfeited	0	(604)	(1,247)
Forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 0	$ 80.10	$ 106.67
Stock Options, Number of Options, Canceled	(1,000)	(2,027)	(776)
Stock Options Canceled, Weighted Average Exercise Price (in Dollars per share)	$ 278.32	$ 204.66	$ 937.83
Stock Options, Number of Options outstanding	548,000	187,212	11,353
Stock Options, Weighted Average Exercise Price (in Dollars per share)	$ 27.35	$ 353.92	$ 416.70	$ 11.34
Restricted Stock [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transaction [Line Items]
Balance at January 1, 2013	225,000		6
Balance at January 1, 2013 (in Dollars per share)	$ 4.54		$ 139.15
Restricted Stock, Number of options, Granted	337,000	241,412
Restricted Stock Granted, Weighted Average Grant-Date Fair Value (in Dollars per share)	$ 4.03	$ 4.80
Restricted Stock, Number of options, Vested	(71,000)	(6,412)	(6)
Restricted Stock, Vested, Weighted Average Grant-Date Fair Value (in Dollars per share)	$ 4.54	$ 14.00	$ 139.15
Restricted Stock, Number of options, Forfeited	(13,000)	(10,000)
Forfeited, Weighted Average Grant-Date Fair Value (in Dollars per share)	$ 4.53	$ 4.57
Restricted Stock, Number of options, Canceled	0
Canceled, Weighted Average Grant-Date Fair Value (in Dollars per share)	$ 0
Restricted Stock, Number of options outstanding	478,000	225,000
Restricted Stock, Weighted Average Grant-Date Fair Value (in Dollars per share)	$ 4.18	$ 4.54